Note 8 - Excess Contributions Payable	12 Months Ended
Dec. 31, 2025
EBP 34-0214400 002 [Member]
Notes to Financial Statements
EBP, Contribution [Text Block]
8.	Excess Contributions Payable

In order to pass the 2025 Actual Deferral Percentage (ADP) Test, the Plan's management elected to refund excess elective deferrals and earnings thereon to certain highly compensated employees. The calculated amounts for 2025 and 2024 were $38,890 and $27,200, and were distributed on March 16, 2026, and March 14, 2025, respectively. These amounts have been included as excess contributions payable in the accompanying Statements of Net Assets Available for Benefits at December 31, 2025, and 2024, respectively, with a corresponding reduction to employee and employer contributions.